Financial Instruments - Long-Term Debt, New Issuances (Details) - Senior Notes [Member] € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)		Dec. 31, 2017 GBP (£)
Senior Unsecured Euro Debt, 3-month EURIBOR20% (0% floor) [Member]
Debt Instrument [Line Items]
Principal amount		€ 1,250
Senior Unsecured Euro Debt, 3-month EURIBOR20% (0% floor) [Member] | EURIBOR [Member]
Debt Instrument [Line Items]
Basis spread	0.20%
Floor interest rate	0.00%
Senior Unsecured Euro Debt, 0.00%, Due 2020 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	0.00%	0.00%		0.00%
Principal amount		€ 1,000
Senior Unsecured Euro Debt, 0.25%, Due 2022 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	0.25%	0.25%		0.25%
Principal amount		€ 1,000
Senior Unsecured Euro Debt, 1.00%, Due 2027 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	1.00%	1.00%		1.00%
Principal amount		€ 750
Euro Long-term Debt [Member]
Debt Instrument [Line Items]
Principal amount		€ 4,000	[1]
Senior Unsecured U.K. Pound Debt, 2.735%, Due 2043 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	2.735%	2.735%		2.735%
Principal amount | £				£ 1,376	[2]
Senior Unsecured Debt, 4.20%, Due 2047 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	4.20%	4.20%		4.20%
Principal amount | $	$ 1,065 [3]

[1]	The weighted-average effective interest rate for the euro notes at issuance was 0.23%.
[2]	In December 2017, Pfizer exchanged approximately £833 million principal amount of the outstanding 6.50% debt due 2038 for £1.376 billion principal amount of 2.735% debt due 2043. This exchange constituted a debt extinguishment. See the following “Retirements” section for the income statement impact from the extinguishment.
[3]	The notes, issued in U.S. dollars in Taiwan, are redeemable, at our option, in whole but not in part, on each March 17 on or after March 17, 2020.